Capital Stock and Earnings per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Preferred stock, shares authorized	250,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Options to purchase shares of common stock not included in the computation of diluted earnings per share	2,700,000	4,400,000	1,300,000